Basic and diluted net income/ (loss) per share (Schedule of Anti-dilutive Shares Excluded from Computation of Diluted Net Income per Common Share) (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stock options and restricted shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Share options and restricted shares —weighted average	3,529,058	5,621,418	2,902,950